FINANCIAL INSTRUMENTS - FAIR VALUES AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Schedule of Carrying Amounts and Fair Values of Financial Instruments
The carrying values and fair values of financial assets and financial liabilities as of December 31, 2024 and 2023 are as follows:

	December 31, 2024		December 31, 2023
(in thousands of $)	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets measured at fair value through profit or loss
Derivative instruments	24,419	24,419	39,117	39,117
Marketable securities	4,027	4,027	7,432	7,432
Financial assets not measured at fair value
Cash and cash equivalents	413,532	413,532	308,322	308,322
Trade and other receivables	128,943	128,943	124,647	124,647
Financial liabilities not measured at fair value
Trade and other payables	98,812	98,812	98,232	98,232
Floating rate debt	3,744,388	3,792,576	3,279,626	3,322,347
Fixed rate debt	—	—	176,837	184,462

The table below shows the levels in the fair value hierarchy of financial assets and financial liabilities as of December 31, 2024 and 2023, excluding those whose fair values approximate their respective carrying values due to their short-term nature.

(in thousands of $)	Dec 31, 2024 Fair Value	Level 1	Level 2	Level 3
Financial assets measured at fair value through profit or loss
Derivative instruments	24,419	—	24,419	—
Marketable securities	4,027	4,027	—	—
Financial liabilities not measured at fair value
Floating rate debt	3,792,576	—	3,792,576	—

(in thousands of $)	Dec 31, 2023 Fair Value	Level 1	Level 2	Level 3
Financial assets measured at fair value through profit or loss
Derivative instruments	39,117	—	39,117	—
Marketable securities	7,432	7,432	—	—
Financial liabilities not measured at fair value
Floating rate debt	3,322,347	—	3,322,347	—
Fixed rate debt	184,462	—	—	184,462

Summary of Valuation Techniques

Financial instruments measured at fair value
Type	Valuation Techniques	Significant unobservable inputs
Interest rate swaps	Fair value was determined based on the present value of the estimated future cash flows.	Not applicable.
Marketable securities	Fair value was determined based on the quoted market prices of the securities.	Not applicable.

Financial instruments not measured at fair value
Type	Valuation Techniques	Significant unobservable inputs
Floating rate debt	Discounted cash flow.	Not applicable.
Fixed rate debt	Discounted cash flow.	Discount rate.

Schedule of Maturity of Financial Liabilities
The following are the remaining contractual maturities of financial liabilities:

		Contractual cash flows at December 31, 2024
(in thousands of $)	Carrying Value	Total	Less than 1 year	Between 1 and 3 years	Between 3 and 6 years	Between 6 and 10 years
Non derivative financial liabilities
Floating rate debt	3,744,388	3,754,033	421,775	890,781	1,799,346	642,131
Interest on floating rate debt	—	905,002	226,094	375,184	212,995	90,729
Obligations under leases	1,604	1,604	1,153	451	—	—
Trade and other payables	98,812	98,812	98,812	—	—	—

		Contractual cash flows at December 31, 2023
(in thousands of $)	Carrying Value	Total	Less than 1 year	Between 1 and 3 years	Between 3 and 6 years	Between 6 and 10 years
Non derivative financial liabilities
Floating rate debt	3,279,626	3,291,792	229,606	782,878	2,159,679	119,629
Interest on floating rate debt	—	834,670	232,684	383,406	201,216	17,364
Fixed rate debt	176,837	175,000	—	175,000	—	—
Interest on fixed rate debt	—	32,131	12,395	19,736	—	—
Obligations under leases	2,534	2,534	1,104	1,430	—	—
Trade and other payables	98,232	98,232	98,232	—	—	—

Schedule of Interest Rate Swaps
The interest rate swaps are not designated as hedges and are summarized as of December 31, 2024 as follows:

Notional Amount	Inception Date	Maturity Date	Fixed Interest Rate
($000s)
150,000	February 2019	February 2026	2.1970%
100,000	March 2020	March 2027	0.9750%
50,000	March 2020	March 2027	0.6000%
100,000	March 2020	March 2025	0.9000%
100,000	April 2020	April 2027	0.5970%
50,000	April 2020	April 2025	0.5000%
550,000